Income Taxes - Narrative (Details) - USD ($)				3 Months Ended		12 Months Ended
	Jan. 01, 2026	Feb. 14, 2020	Dec. 22, 2017	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Line Items]
Income tax expense (benefit)				$ (6,030,000)	$ 19,122,000	$ 33,063,000	$ 72,790,000	$ 141,806,000
Tax expense at statutory tax rate				13.125%		21.00%	21.00%	21.00%
Foreign-derived intangible income deduction			(37.50%)			(4.30%)	(4.70%)	0.00%
Effective tax rate (as a percent)						11.70%	13.20%	18.10%
Cash paid for income taxes						$ 26,500,000	$ 27,004,000	$ 0
Income taxes, current						7,600,000
Income tax receivable						0	7,833,000
Exercise price per right (in dollars per share)		$ 159
Deferred income tax valuation allowance						44,674,000	41,016,000
Unrecognized tax benefits						0	0
Alabama
Income Tax Disclosure [Line Items]
Deferred income tax valuation allowance						44,700,000
Forecast
Income Tax Disclosure [Line Items]
Foreign-derived intangible income deduction	(21.875%)
Preferred Stock Purchase Right
Income Tax Disclosure [Line Items]
Rights to be issued per share of common stock (in shares)		1
Maximum threshold of beneficial ownership interest acquired before dilution (as a percent)		4.99%
Maximum interest of beneficial ownership held by existing stockholder before dilution of interest (as a percent)		5.00%
Redemption price per right (in dollars per share)		$ 0.01
State
Income Tax Disclosure [Line Items]
Cash paid for income taxes						0	$ 0	$ 0
Net operating loss carryforwards						$ 945,200,000